Fair Value Considerations (Details 2) - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Jun. 30, 2016 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance as of June 30, 2015	$ 0
Warrant issuances	400,000
Reclassification of warrant liability to equity upon note conversion	(137,000)
Change in fair value included in earnings	13,000
Balance as of March 31, 2016	$ 276,000